Other operating income (expenses), net - Financial income (expenses), net (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other operating income (expenses), net
Financial income	$ 3,360	$ 463
Financial expenses
Interest on Loans and export prepayment	(15,245)	(329)
Interest and late payment penalties on taxes	(1,945)
Interest expenses on Leases	(456)	(329)
Taxes on foreign currency transactions	(2,472)	(82)
Accretion and interest on asset retirement obligation	(731)	(15)
Other expenses	(696)
Total financial expenses	(18,185)	(426)
Foreign exchange variation on net assets	8,292	6,879
Total financial income (expenses), net	$ (9,893)	$ 6,916